LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
NOTE 11:	LEASES

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. In 2024, The Company decided not to extend the lease beyond its original expiration date in January 2025. The Company subleased part of the office to three different sub-tenants.

In May 2024, the Company entered into a lease agreement for new corporate offices in Tel Aviv, Israel. The lease expires in September 2034, including an option by the Company to extend for two additional terms of 36 and 24 months.

In June 2018, a US subsidiary entered into a lease agreement for its office at World Trade Center (WTC) New York. The lease expires in May 2026. The Company subleases the office to a sub-tenant which led to a decrease of $344 in 2022 on the value of its ROU asset. The decrease in ROU asset was recognized in the depreciation expenses.

In October 2022, a US subsidiary entered into an additional lease agreement for its office at World Trade Center (WTC) New York. The lease expires in December 2025.

Hivestack entered into a lease agreement for its office in Montreal, Canada. The lease expires in September 2025.

Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2025. The Company recognizes rent expense under such arrangements on a straight-line basis.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2024	2023

Weighted average remaining lease term	8.66 Years	2.03 Years
Weighted average discount rate	5.53%	5.05%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2025	$4,275
2026	3,499
2027	2,722
2028	2,722
Thereafter	15,474

Total lease payments *)	$28,692

Less – imputed interest	(6,390)

Present value of lease liabilities	$22,302

*) Total lease payments are not offset by $5,318 of expected non-cancelable future sublease payments.

Facilities leasing expenses, net in the years 2024, 2023 and 2022 were $3,879, $1,993, and $2,846 respectively. Out of which, Sublease income amounted to $3,732, $3,598 and $2,533 in the years 2024, 2023 and 2022, respectively. Variable lease cost in the years 2024, 2023 and 2022 were $451, $272 and $224, respectively.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2024, 2023 and 2022 were $8,287, $6,191, and $5,880, respectively.